UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23027

John Hancock Collateral Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Collateral Trust

Quarterly portfolio holdings 3/31/17

Fund's investmentsCollateral Trust

As of 3-31-17 (unaudited)
	Maturity Date	Yield (%	)	Par value^	Value
Commercial paper 64.0%					$1,472,991,325
(Cost $1,472,965,748)
American Honda Finance Corp.	04-26-17	0.923		10,000,000	9,993,998
Bank of Tokyo-Mitsubishi UFJ, Ltd.	04-04-17 to 07-06-17	0.943 to 1.312		85,000,000	84,845,566
BASF SE	04-03-17	0.771		50,000,000	49,984,599
BMW US Capital LLC	04-06-17 to 04-07-17	0.842		50,000,000	49,992,425
BNP Paribas SA	04-03-17 to 04-05-17	0.710 to 1.065		87,000,000	87,000,000
CAFCO LLC	05-01-17 to 06-26-17	1.005 to 1.169		93,590,000	93,413,018
Cargill, Inc.	04-05-17	0.852		50,000,000	49,994,466
Commonwealth Bank of Australia	04-03-17	0.811 to 0.862		105,370,000	105,362,598
Cummins, Inc.	04-06-17 to 04-11-17	0.913		55,000,000	54,991,720
Danske Corp.	11-03-17	1.556		3,500,000	3,467,299
Eli Lilly & Company	04-07-17	0.761		5,000,000	4,999,213
Essilor International SA	04-04-17 to 06-19-17	0.913 to 1.036		65,000,000	64,896,942
Exxon Mobil Corp.	04-03-17	0.781 to 0.831		8,300,000	8,299,435
Illinois Tool Works, Inc.	04-03-17	0.801 to 0.842		66,000,000	65,995,430
John Deere Canada ULC	04-03-17 to 04-05-17	0.882 to 0.923		55,250,000	55,243,971
John Deere Financial, Inc.	04-11-17	0.923		50,000,000	49,987,702
Macquarie Bank, Ltd.	04-03-17 to 05-04-17	0.913 to 1.055		16,850,000	16,837,537
Manhattan Asset Funding Company LLC	04-03-17 to 04-18-17	0.811 to 1.014		85,000,000	84,975,909
Microsoft Corp.	04-04-17	0.710		2,000,000	1,999,823
National Rural Utilities Cooperative Finance Corp.	04-04-17	0.892		3,000,000	2,999,722
NSTAR Electric Company	04-04-17 to 04-07-17	0.811 to 0.862		77,500,000	77,489,228
Old Line Funding LLC	04-04-17 to 07-18-17	0.933 to 1.221		36,500,000	36,416,015
Reckitt Benckiser Treasury Services PLC	04-06-17 to 05-02-17	0.832 to 0.964		7,039,000	7,034,746
Shell International Finance BV	05-10-17	1.066		6,000,000	5,994,487
Telstra Corp., Ltd.	04-18-17 to 06-06-17	1.014 to 1.168		85,000,000	84,892,206
The Bank of New York Mellon	04-10-17	0.913		35,000,000	34,991,775
The Estee Lauder Companies, Inc.	04-07-17	0.811		20,000,000	19,996,733
The Home Depot, Inc.	04-03-17	0.821		6,000,000	5,999,585
Thunder Bay Funding LLC	04-03-17 to 04-18-17	0.811 to 0.953		73,174,000	73,155,882
Total Capital Canada, Ltd.	04-03-17 to 04-28-17	0.872 to 0.944		27,000,000	26,982,631
Toyota Credit Canada, Inc.	06-26-17 to 10-27-17	1.189 to 1.399		55,000,000	54,788,867
Toyota Motor Credit Corp.	06-05-17	1.199		10,000,000	9,981,337
Wal-Mart Stores, Inc.	04-03-17	0.781		50,000,000	49,996,813
Washington Gas Light Company	04-05-17 to 04-18-17	0.913 to 0.953		40,000,000	39,989,647
Corporate interest-bearing obligations 20.1%					$461,056,645
(Cost $461,051,595)
American Honda Finance Corp.	05-05-17	1.163		4,725,000	4,723,743
Apple, Inc. (P)	05-12-17	0.710		10,500,000	10,503,570
Credit Suisse AG	05-26-17 to 01-29-18	1.222 to 1.743		101,530,000	101,565,588
Credit Suisse AG (P)	05-26-17 to 01-29-18	1.303 to 1.305		13,384,000	13,433,564
Eli Lilly & Company	03-15-18	1.379		1,500,000	1,544,324
General Electric Company	05-15-17	1.072		1,950,000	1,950,000
John Deere Capital Corp.	06-12-17	1.040		12,116,000	12,114,825
Macquarie Bank, Ltd. (P)(S)	10-27-17	1.254		6,705,000	6,724,894
National Australia Bank, Ltd. (P)(S)	08-04-17	1.102		2,000,000	2,002,808
National Rural Utilities Cooperative Finance Corp. (P)	05-12-17	1.064		50,000,000	50,011,350
Old Line Funding LLC (P)(S)	06-08-17 to 06-16-17	1.120 to 1.205		50,000,000	49,993,650
Old Line Funding LLC (P)	07-26-17	1.355		20,000,000	20,011,180
PepsiCo, Inc. (P)	10-13-17	1.012		10,000,000	10,016,880
Philip Morris International, Inc.	08-21-17	1.251		22,099,000	22,082,868
State Street Corp.	04-30-17	1.112		13,950,000	13,988,962
Thunder Bay Funding LLC (P)(S)	06-13-17	1.157		30,000,000	29,999,430
Total Capital International SA	06-28-17	1.164		5,474,000	5,478,001

2SEE NOTES TO FUND'S INVESTMENTS

Collateral Trust

	Maturity Date	Yield (%	)	Par value^	Value
Toyota Motor Credit Corp.	05-16-17	1.013		3,592,000	$3,591,935
Toyota Motor Credit Corp. (P)	04-24-17 to 08-09-17	1.140 to 1.392		50,000,000	50,012,575
UBS AG	03-26-18	1.693		7,335,000	7,340,208
US Bank NA (P)	09-11-17	1.226		7,450,000	7,453,814
Wachovia Corp. (P)	06-15-17	1.252		15,000,000	15,005,625
Wachovia Corp.	06-15-17	1.407		17,267,000	17,417,845
Wal-Mart Stores, Inc.	04-21-17	1.017		500,000	499,918
Wells Fargo & Company	06-02-17	1.125		3,590,000	3,589,088
U.S. Government Agency 1.2%					$27,651,638
(Cost $27,634,541)
Federal Agricultural Mortgage Corp. (P)	04-05-17 to 10-03-17	0.778 to 1.165		11,000,000	11,004,686
Federal Farm Credit Bank (P)	03-02-18 to 11-09-18	0.789 to 0.797		15,270,000	15,281,814
Federal Home Loan Mortgage Corp. (P)	04-20-17	0.831		1,365,000	1,365,138
Certificate of deposit 9.4%					$215,529,997
(Cost $215,346,312)
Chase Bank USA NA (P)	10-06-17 to 01-09-18	1.241 to 1.326		65,000,000	65,070,265
State Street Bank & Trust Company (P)	04-11-17 to 07-14-17	0.865 to 1.441		53,500,000	53,523,516
Wells Fargo Bank NA (P)	06-01-17 to 01-09-18	1.177 to 1.655		96,785,000	96,936,216
Time deposits 5.4%					$125,000,000
(Cost $125,000,000)
Sumitomo Mitsui Banking Corp.	04-17-17 to 06-26-17	0.983 to 1.095		125,000,000	125,000,000
Total investments (Cost $2,301,998,196)† 100.1%					$2,302,229,605
Other assets and liabilities, net (0.1%)					($1,308,762)
Total net assets 100.0%					$2,300,920,843

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(P)	Variable rate obligation.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 3-31-17, the aggregate cost of investment securities for federal income tax purposes was $2,301,998,196. Net unrealized appreciation aggregated to $231,409 of which $321,940 related to appreciated investment securities and $90,531 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2017 all investments are categorized as Level 2 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	315Q1	03/17
This report is for the information of the shareholders of John Hancock Collateral Trust.		5/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 12, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	May 12, 2017